ACCRUED EXPENSES (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Accrued Liabilities, Current [Abstract]
Schedule of Accrued Liabilities [Table Text Block]
Accrued expenses consist of the following (in thousands):

	March 31,	December 31,
	2014	2013
Accrued compensation and benefits	$318	$1,040
Accrued research and development	190	82
Accrued other	254	128
Total accrued expenses	$762	$1,250

Accrued expenses consist of the following (in thousands):

	December 31,
	2013	2012
Accrued compensation and benefits	$1,040	$958
Accrued research and development	82	100
Accrued other	128	234
Total accrued expenses	$1,250	$1,292